Prepayments and Other Non-Financial Assets - Additional Information (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Subscribers contract costs	₱ 28,926	₱ 6,286
Cost to Obtain [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized commission	6,286	4,456
Amortization of capitalized commissions	3,147	₱ 980
Cost to Fulfill [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Subscribers contract costs	₱ 24,470